Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 www.deloitte.com

Morgan Stanley & Co. LLC

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

1585 Broadway

New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of TPG Trust 2024-WLSC, Commercial Mortgage Pass-Through Certificates, Series 2024-WLSC. Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Wells Fargo Bank, National Association and Wells Fargo Securities, LLC (collectively, with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On October 16, 2024, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan that is secured by three mortgaged properties (the “Mortgage Loan”).

From August 20, 2024 through October 16, 2024, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan.

At your request, for the Mortgage Loan set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to

Member of Deloitte Touche Tohmatsu Limited

2

the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Loan, (iii) the existence or ownership of the Mortgage Loan or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

October 16, 2024

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by the Company, with respect to the Mortgage Loan (the “Source Documents”):

Draft loan agreement, draft promissory note A-1, draft promissory note A-2 and draft mortgage, assignment of leases and rents, security agreement and fixture filing (collectively, the “Loan Agreement”);

Draft guaranty of recourse obligations (the “Guaranty”);

Draft cash management agreement and draft deposit account control agreement (collectively, the “Cash Management Agreement”);

Draft mezzanine loan agreement (the “Mezzanine Loan Agreement”);

Proforma title policy (the “Title Policy”);

Draft non-consolidation opinion (the “Non-Consolidation Opinion”);

Real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Phase I environmental report (the “Phase I Report”);

CRE insurance risk analysis (the “Proof of Insurance”);

Underwritten rent roll (the “Underwritten Rent Roll”);

Underwritten financial summary (the “Underwritten Financial Summary Report”); and

Email correspondence provided to us by representative of the Company on October 16, 2024 related to allocated loan balances (the “ALA Correspondence”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Loan / Property Name	Identification purposes only - not applicable
3	Street Address	Appraisal Report
4	City	Appraisal Report
5	State	Appraisal Report
6	County	Appraisal Report
7	Zip Code	Appraisal Report
8	Property Type	Appraisal Report
9	Property Type Detail	Appraisal Report
10	Year Built	Appraisal Report
11	Most Recent Renovation	Appraisal Report
12	Total Property SF	Underwritten Rent Roll
13	Total Property Occupancy Rate	Underwritten Rent Roll
14	Occupancy As of Date	Underwritten Rent Roll
15	Mortgage Loan Per SF	Refer to calculation procedures
16	Total Debt Per SF	Refer to calculation procedures
17	Mortgage Loan Original Balance	Loan Agreement/ALA Correspondence
18	Mortgage Loan Cut-off Date Balance	Refer to calculation procedures
19	Mezzanine Loan Original Balance	Mezzanine Loan Agreement/ALA Correspondence
20	Mezzanine Loan Cut-off Date Balance	Refer to calculation procedures
21	Subordinate Loan Original Balance	Loan Agreement
22	Subordinate Loan Cut-off Date Balance	Not applicable
23	Total Debt Original Balance	Refer to calculation procedures
24	Total Debt Cut-off Date Balance	Refer to calculation procedures
25	Loan Purpose	None - Company Provided
26	Sponsor	Loan Agreement
27	Carve-Out Guarantor(s)	Guaranty
28	Borrower	Loan Agreement
29	Title Type	Title Policy
30	Mortgage Loan Monthly IO Payment	Refer to calculation procedures
31	Mortgage Loan Annual IO Debt Service	Refer to calculation procedures
32	Mortgage Loan Annual IO Debt Service At Cap	None - Company Provided
33	Mezzanine Loan Monthly IO Payment	Refer to calculation procedures
34	Mezzanine Loan Annual IO Debt Service	Refer to calculation procedures
35	Mezzanine Loan Annual IO Debt Service At Cap	None - Company Provided
36	Subordinate Loan Monthly IO Payment	Not applicable
37	Subordinate Loan Annual IO Debt Service	Not applicable
38	Subordinate Loan Annual IO Debt Service At Cap	Not applicable
39	Total Debt Monthly IO Payment	Refer to calculation procedures

	Characteristic	Source Document
40	Total Debt Annual IO Debt Service	Refer to calculation procedures
41	Total Debt Annual IO Debt Service at Cap	None - Company Provided
42	Monthly P&I Payment	Not applicable
43	Annual P&I Debt Service	Not applicable
44	Interest Accrual Method	Loan Agreement
45	Payment Date	Loan Agreement
46	Interest Accrual Start	Loan Agreement
47	Interest Accrual End	Loan Agreement
48	SOFR Assumption	None - Company Provided
49	Mortgage Loan SOFR Rounding Methodology	Loan Agreement
50	Mortgage Loan Interest Rate Adjustment Frequency	Loan Agreement
51	Mortgage Loan Spread	None - Company Provided
52	Mortgage Loan SOFR Floor	Loan Agreement
53	Mortgage Loan SOFR Cap Strike Rate	None - Company Provided
54	Mortgage Loan SOFR Cap Expiration Date	None - Company Provided
55	Mortgage Loan SOFR Cap Provider	None - Company Provided
56	Mortgage Loan SOFR Cap Provider Rating (F/M/S)	None - Company Provided
57	Grace Period (Late Fee)	Loan Agreement
58	Grace Period (Default)	Loan Agreement
59	IO Term (mos)	Loan Agreement
60	Original Amortization Term	Loan Agreement
61	Amortization Type	Loan Agreement
62	Origination Date	None - Company Provided
63	First Payment Date	None - Company Provided
64	Mortgage Loan Interest Rate	Refer to calculation procedures
65	Administrative Fee Rate	None - Company Provided
66	Net Interest Rate	Refer to calculation procedures
67	Mortgage Loan Interest Rate At Cap	None - Company Provided
68	Original Loan Term (mos)	None - Company Provided
69	Remaining Loan Term (mos)	Refer to calculation procedures
70	Seasoning	Refer to calculation procedures
71	Maturity Date	None - Company Provided
72	Extension Options	Loan Agreement
73	Extension Option Description	Loan Agreement
74	Fully Extended Maturity Date	Refer to calculation procedures
75	Mortgage Loan Balloon Balance	Refer to calculation procedures
76	Mezzanine Loan Balloon Balance	Refer to calculation procedures
77	Subordinate Loan Balloon Balance	Not applicable
78	Total Debt Balloon Balance	Refer to calculation procedures

	Characteristic	Source Document
79	Defeasance Lockout Expiration Date	Loan Agreement
80	Open Period Begin Date	Loan Agreement
81	Prepay Description	Loan Agreement
82	Partial Release (Y/N)	Loan Agreement
83	Partial Release Description	Not applicable
84	Appraisal Date	Appraisal Report
85	Appraisal Value	Appraisal Report
86	Cut-off Date Mortgage Loan LTV	Refer to calculation procedures
87	Maturity Date Mortgage Loan LTV	Refer to calculation procedures
88	Cut-off Date Total Debt LTV	Refer to calculation procedures
89	Maturity Date Total Debt LTV	Refer to calculation procedures
90	Third Most Recent NOI Date	Underwritten Financial Summary Report
91	Third Most Recent NOI	Underwritten Financial Summary Report
92	Second Most Recent NOI Date	Underwritten Financial Summary Report
93	Second Most Recent NOI	Underwritten Financial Summary Report
94	Most Recent NOI Date	Underwritten Financial Summary Report
95	Most Recent Description	Underwritten Financial Summary Report
96	Most Recent Effective Gross Income	Underwritten Financial Summary Report
97	Most Recent Expenses	Underwritten Financial Summary Report
98	Most Recent NOI	Underwritten Financial Summary Report
99	Most Recent NCF	Underwritten Financial Summary Report
100	Underwritten Effective Gross Income	Underwritten Financial Summary Report
101	Underwritten Expenses	Underwritten Financial Summary Report
102	Underwritten NOI	Underwritten Financial Summary Report
103	Underwritten Mortgage Loan IO NOI DSCR	Refer to calculation procedures
104	Underwritten Mortgage Loan IO NOI DSCR At Cap	None - Company Provided
105	Underwritten Total Debt IO NOI DSCR	Refer to calculation procedures
106	Underwritten Total Debt IO NOI DSCR At Cap	None - Company Provided
107	Underwritten Mortgage Loan NOI Debt Yield	Refer to calculation procedures
108	Underwritten Total Debt NOI Debt Yield	Refer to calculation procedures
109	Underwritten Replacement Reserve	Underwritten Financial Summary Report
110	Underwritten TI/LC Reserve	Underwritten Financial Summary Report
111	Underwritten NCF	Underwritten Financial Summary Report
112	Underwritten Mortgage Loan IO NCF DSCR	Refer to calculation procedures
113	Underwritten Mortgage Loan IO NCF DSCR At Cap	None - Company Provided
114	Underwritten Total Debt IO NCF DSCR	Refer to calculation procedures
115	Underwritten Total Debt IO NCF DSCR At Cap	None - Company Provided
116	Underwritten Mortgage Loan NCF Debt Yield	Refer to calculation procedures
117	Underwritten Total Debt NCF Debt Yield	Refer to calculation procedures

	Characteristic	Source Document
118	Major Tenant 1	Underwritten Rent Roll
119	Major Tenant 1 Sq. Ft.	Underwritten Rent Roll
120	Major Tenant 1 Expiration	Underwritten Rent Roll
121	Major Tenant 2	Underwritten Rent Roll
122	Major Tenant 2 Sq. Ft.	Underwritten Rent Roll
123	Major Tenant 2 Expiration	Underwritten Rent Roll
124	Major Tenant 3	Underwritten Rent Roll
125	Major Tenant 3 Sq. Ft.	Underwritten Rent Roll
126	Major Tenant 3 Expiration	Underwritten Rent Roll
127	Major Tenant 4	Underwritten Rent Roll
128	Major Tenant 4 Sq. Ft.	Underwritten Rent Roll
129	Major Tenant 4 Expiration	Underwritten Rent Roll
130	Major Tenant 5	Not applicable
131	Major Tenant 5 Sq. Ft.	Not applicable
132	Major Tenant 5 Expiration	Not applicable
133	Lockbox	Cash Management Agreement
134	Cash Management	Cash Management Agreement
135	Cash Management Springing Condition	Cash Management Agreement, Loan Agreement
136	Engineering Report Date	Engineering Report
137	Environmental Phase I Report Date	Phase I Report
138	Environmental Phase II Report Date	Not applicable
139	Seismic Report Date	Not applicable
140	PML %	Not applicable
141	Terrorism Insurance	Proof of Insurance
142	Windstorm Insurance	Proof of Insurance
143	Earthquake Insurance	Proof of Insurance
144	Flood Insurance	Proof of Insurance
145	Ground Lease Expiration Date	Not applicable
146	Ground Lessor	Not applicable
147	Partial Defeasance	Loan Agreement
148	Partial Defeasance Description	Not applicable
149	Future Debt Permitted (Y/N)	Loan Agreement
150	Future Debt Description	Not applicable
151	Mezzanine Lender	Loan Agreement
152	Mezzanine Loan Interest Accrual Method	Mezzanine Loan Agreement
153	Mezzanine Loan Interest Rate	Refer to calculation procedures
154	Mezzanine Loan Interest Rate at Cap	None - Company Provided
155	Mezzanine Loan Origination Date	None - Company Provided
156	Mezzanine Loan SOFR Assumption	None - Company Provided

	Characteristic	Source Document
157	Mezzanine Loan SOFR Rounding Methodology	Mezzanine Loan Agreement
158	Mezzanine Loan Interest Rate Adjustment Frequency	Mezzanine Loan Agreement
159	Mezzanine Loan Spread	Mezzanine Loan Agreement
160	Mezzanine Loan SOFR Floor	Mezzanine Loan Agreement
161	Mezzanine Loan SOFR Cap Strike Rate	None - Company Provided
162	Mezzanine Loan SOFR Cap Expiration Date	None - Company Provided
163	Mezzanine Loan SOFR Cap Provider	None - Company Provided
164	Mezzanine Loan SOFR Cap Provider Rating (F/M/S)	None - Company Provided
165	Subordinate Lender	Not applicable
166	Subordinate Loan Interest Accrual Method	Not applicable
167	Subordinate Loan Interest Rate	Not applicable
168	Subordinate Loan Interest Rate at Cap	Not applicable
169	Subordinate Loan Origination Date	Not applicable
170	Subordinate Loan SOFR Assumption	Not applicable
171	Subordinate Loan SOFR Rounding Methodology	Not applicable
172	Subordinate Loan Interest Rate Adjustment Frequency	Not applicable
173	Subordinate Loan Spread	Not applicable
174	Subordinate Loan SOFR Floor	Not applicable
175	Subordinate Loan SOFR Cap Strike Rate	Not applicable
176	Subordinate Loan SOFR Cap Expiration Date	Not applicable
177	Subordinate Loan SOFR Cap Provider	Not applicable
178	Subordinate Loan SOFR Cap Provider Rating (F/M/S)	Not applicable
179	Total Debt Spread	Refer to calculation procedures
180	Total Debt Interest Rate	Refer to calculation procedures
181	Total Debt Interest Rate at Cap	None - Company Provided
182	Non-Consolidation Opinion	Non-Consolidation Opinion
183	Independent Director	Loan Agreement
184	SPE	Loan Agreement
185	Real Estate Tax Escrow - Initial	Loan Agreement
186	Real Estate Tax Escrow - Ongoing	Loan Agreement
187	Real Estate Tax Escrow - Springing Condition	Loan Agreement
188	Insurance Escrow - Initial	Loan Agreement
189	Insurance Escrow - Ongoing	Loan Agreement
190	Insurance Escrow - Springing Condition	Loan Agreement
191	Replacement Reserve Escrow - Initial	Loan Agreement
192	Replacement Reserve Escrow - Ongoing	Loan Agreement
193	Replacement Reserve Escrow - Springing Condition	Loan Agreement

	Characteristic	Source Document
194	Immediate Repairs Escrow - Initial	Loan Agreement
195	Immediate Repairs Escrow - Ongoing	Loan Agreement
196	Rollover Escrow - Initial	Loan Agreement
197	Rollover Escrow - Ongoing	Loan Agreement
198	Rollover Escrow - Springing Condition	Loan Agreement
199	Other Escrow Required	Loan Agreement
200	Other Escrow 1 - Description	Loan Agreement
201	Other Escrow 1 - Initial	Loan Agreement
202	Other Escrow 1 - Ongoing	Loan Agreement
203	Other Escrow 1 - Springing Condition	Loan Agreement
204	Other Escrow 2 - Description	Loan Agreement
205	Other Escrow 2 - Initial	Loan Agreement
206	Other Escrow 2 - Ongoing	Loan Agreement
207	Other Escrow 2 - Springing Condition	Loan Agreement

Calculation Procedures

With respect to Characteristic 15, we recomputed the Mortgage Loan Per SF by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Total Property SF.

With respect to Characteristic 16, we recomputed the Total Debt Per SF by dividing the (i) Total Debt Cut-off Date Balance by (ii) Total Property SF.

With respect to Characteristic 18, we recomputed the Mortgage Loan Cut-off Date Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 20, we recomputed the Mezzanine Loan Cut-off Date Balance as being equal to the Mezzanine Loan Original Balance.

With respect to Characteristic 23, we recomputed the Total Debt Original Balance as the sum of the (i) Mortgage Loan Original Balance and (ii) Mezzanine Loan Original Balance.

With respect to Characteristic 24, we recomputed the Total Debt Cut-off Date Balance as the sum of the (i) Mortgage Loan Cut-off Date Balance and (ii) Mezzanine Loan Cut-off Date Balance.

With respect to Characteristic 30, we recomputed the Mortgage Loan Monthly IO Payment by dividing (i) the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Mortgage Loan Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 31, we recomputed the Mortgage Loan Annual IO Debt Service as the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Mortgage Loan Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 33, we recomputed the Mezzanine Loan Monthly IO Payment by dividing (i) the product of (a) the Mezzanine Loan Cut-off Date Balance, (b) the Mezzanine Loan Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 34, we recomputed the Mezzanine Loan Annual IO Debt Service as the product of (a) the Mezzanine Loan Cut-off Date Balance, (b) the Mezzanine Loan Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 39, we recomputed the Total Debt Monthly IO Payment as the sum of the (i) Mortgage Loan Monthly IO Payment and (ii) Mezzanine Loan Monthly IO Payment.

With respect to Characteristic 40, we recomputed the Total Debt Annual IO Debt Service as the sum of the (i) Mortgage Loan Annual IO Debt Service and (ii) Mezzanine Loan Annual IO Debt Service.

With respect to Characteristic 64, we recomputed the Mortgage Loan Interest Rate as the sum of the (a) SOFR Assumption and (b) Mortgage Loan Spread.

With respect to Characteristic 66, we recomputed the Net Interest Rate as the difference of the (a) Mortgage Loan Interest Rate and (b) Administrative Fee Rate.

With respect to Characteristic 69, we recomputed the Remaining Loan Term (mos) as the difference of the (a) Original Loan Term (mos) and (b) Seasoning.

With respect to Characteristic 70, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of November 15, 2024 (the “Cut-off Date” as stipulated by representatives of the Company).

With respect to Characteristic 74, we recomputed the Fully Extended Maturity Date by adding the aggregate number of payment dates as set forth in the Extension Options to the Maturity Date.

With respect to Characteristic 75, we recomputed the Mortgage Loan Balloon Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 76, we recomputed the Mezzanine Loan Balloon Balance as being equal to the Mezzanine Loan Original Balance.

With respect to Characteristic 78, we recomputed the Total Debt Balloon Balance as the sum of the (i) Mortgage Loan Balloon Balance and (ii) Mezzanine Loan Balloon Balance.

With respect to Characteristic 86, we recomputed the Cut-off Date Mortgage Loan LTV by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 87, we recomputed the Maturity Date Mortgage Loan LTV by dividing the (i) Mortgage Loan Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 88, we recomputed the Cut-off Date Total Debt LTV by dividing the (i) Total Debt Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 89, we recomputed the Maturity Date Total Debt LTV by dividing the (i) Total Debt Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 103, we recomputed the Underwritten Mortgage Loan IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 105, we recomputed the Underwritten Total Debt IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Total Debt Annual IO Debt Service.

With respect to Characteristic 107, we recomputed the Underwritten Mortgage Loan NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 108, we recomputed the Underwritten Total Debt NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Total Debt Cut-off Date Balance.

With respect to Characteristic 112, we recomputed the Underwritten Mortgage Loan IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 114, we recomputed the Underwritten Total Debt IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Total Debt Annual IO Debt Service.

With respect to Characteristic 116, we recomputed the Underwritten Mortgage Loan NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 117, we recomputed the Underwritten Total Debt NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Total Debt Cut-off Date Balance.

With respect to Characteristic 153, we recomputed the Mezzanine Loan Interest Rate as the sum of the (a) Mezzanine Loan SOFR Assumption and (b) Mezzanine Loan Spread.

With respect to Characteristic 179, we recomputed the Total Debt Spread by dividing the (i) sum of the (a) product of the (x) Mortgage Loan Spread and (y) Mortgage Loan Cut-off Date Balance and (b) product of the (x) Mezzanine Loan Spread and (y) Mezzanine Loan Cut-off Date Balance by (ii) Total Debt Cut-off Date Balance.

With respect to Characteristic 180, we recomputed the Total Debt Interest Rate by dividing the (i) sum of the (a) product of the (x) Mortgage Loan Interest Rate and (y) Mortgage Loan Cut-off Date Balance and (b) product of the (x) Mezzanine Loan Interest Rate and (y) Mezzanine Loan Cut-off Date Balance by (ii) Total Debt Cut-off Date Balance.